Financial results (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Finance income		R$ 2,010,134	R$ 1,827,438	R$ 600,184
Finance costs		(5,662,693)	(5,907,155)	(4,913,365)
Gains (losses) on exchange differences on translation of foreign operations, before tax		(572,170)	(4,002,807)	(5,298,711)
Finance income (cost)		(4,224,729)	(8,082,524)	(9,611,892)
Financial interest income member
IfrsStatementLineItems [Line Items]
Finance income		1,049,745	439,891	310,202
Monetary variations on tax credits member
IfrsStatementLineItems [Line Items]
Finance income	[1]	16,489	1,041,917	170,857
Gain On Derivatives [Member]
IfrsStatementLineItems [Line Items]
Finance income		635,779	246,459
Other financial income member
IfrsStatementLineItems [Line Items]
Finance income		308,121	99,171	119,125
Financial interest expenses member
IfrsStatementLineItems [Line Items]
Finance costs		(3,125,206)	(2,922,958)	(2,928,803)
Monetary variations on fiscal debts member
IfrsStatementLineItems [Line Items]
Finance costs		(266,281)	(93,722)	(138,410)
Discounts granted member
IfrsStatementLineItems [Line Items]
Finance costs		(129,249)	(75,677)	(81,920)
Loans transaction costs member
IfrsStatementLineItems [Line Items]
Finance costs		(260,511)	(691,243)	(172,269)
Adjustment to present value member
IfrsStatementLineItems [Line Items]
Finance costs		(580,994)	(179,461)	(225,889)
Interest expense on leases member
IfrsStatementLineItems [Line Items]
Finance costs		(203,257)	(173,536)	(164,166)
Losses on derivatives member
IfrsStatementLineItems [Line Items]
Finance costs		(596,501)	(1,003,502)	(809,150)
Other financial expenses member
IfrsStatementLineItems [Line Items]
Finance costs		(500,694)	(767,056)	(392,758)
Financial assets, class [member]
IfrsStatementLineItems [Line Items]
Gains (losses) on exchange differences on translation of foreign operations, before tax		(522,251)	230,370	336,527
Financial liabilities, class [member]
IfrsStatementLineItems [Line Items]
Gains (losses) on exchange differences on translation of foreign operations, before tax		R$ (49,919)	R$ (4,233,177)	R$ (5,635,238)

[1]	In 2021, R$990,877 refers to the inflation adjustment of lawsuits with final and unappealable decisions related to ICMS exclusion from PIS/COFINS calculation basis (Note 10.b).